Goodwill and Intangibles (Tables)	12 Months Ended
Jun. 30, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in the carrying amount of goodwill by reportable segment

	Service Center Based Distribution	Fluid Power Businesses	Total
Balance at July 1, 2011	$76,981		$76,981
Goodwill acquired during the year	8,403		8,403
Other, primarily currency translation	(2,304)		(2,304)
Balance at June 30, 2012	83,080		83,080
Goodwill acquired during the year	23,395	$929	24,324
Other, primarily currency translation	(555)	—	(555)
Balance at June 30, 2013	$105,920	$929	$106,849

Amortization details resulting from business combinations
The Company's intangible assets resulting from business combinations are amortized over their estimated period of benefit and consist of the following:

June 30, 2013	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$100,854	$38,844	$62,010
Trade names	26,690	8,643	18,047
Vendor relationships	15,433	5,443	9,990
Non-competition agreements	4,743	3,523	1,220
Total Intangibles	$147,720	$56,453	$91,267

June 30, 2012	Amount	Accumulated Amortization	Net Book Value
Finite-Lived Intangibles:
Customer relationships	$84,249	$29,905	$54,344
Trade names	25,677	7,428	18,249
Vendor relationships	13,605	4,500	9,105
Non-competition agreements	4,740	2,888	1,852
Total Finite-Lived Intangibles	128,271	44,721	83,550
Indefinite-Lived Trade Name	1,290		1,290
Total Intangibles	$129,561	$44,721	$84,840

Amounts include the impact of foreign currency translation. Fully amortized amounts are written off. During fiscal year 2013 the Company re-categorized its previously indefinite-lived trade name to finite-lived trade names and as a result began amortizing it.

Schedule of purchase price allocation and associated weighted average life
During 2013, the Company acquired intangible assets with a preliminary acquisition cost allocation and weighted-average life as follows:

	Acquisition Cost Allocation	Weighted-Average Life
Customer relationships	$16,755	18 years
Trade names	651	5 years
Vendor relationships	2,138	10 years
Non-competition agreements	270	4.5 years
Total Intangibles Acquired	$19,814	16 years